UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act number  811-04033
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         Sit Tax-Free Income Fund, a series of Sit Mutual Funds II, Inc.
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               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
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               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)


                         Kelly K. Boston, Staff Attorney
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            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
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                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


Registrant's telephone number, including area code:  612-332-3223
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Date of fiscal year end:   March 31, 2006
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Date of reporting period:  July 1, 2005 - June 30, 2006
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



ROXY VOTE SUMMARY REPORT FROM 07/01/05 TO 06/30/06

SIT TAX-FREE INCOME FUND


Issuer                Symbol  CUSIP       Meeting Date  Ballot Issues                           Proponent  Mgmt. Rec. Fund Vote Cast
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
Blackrock New York    BLN     09247L107   5/23/2006     1.1 Elect Trustee Richard E. Cavanagh      Mgmt       For         For
Insured Municipal                                       1.2 Elect Trustee R. Glenn Hubbard         Mgmt       For         For
2008 Term Trust Inc

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The Blackrock         BRM     09247K109   5/23/2006     1.1 Elect Trustee Richard E. Cavanagh      Mgmt       For         For
Insured Municipal                                       1.2 Elect Trustee R. Glenn Hubbard         Mgmt       For         For
2008 Term Trust Inc.

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The Blackrock         BMN     09247M105   5/23/2006     1.1 Elect Trustee Frank J. Fabozzi         Mgmt       For         For
Municipal Target                                        1.2 Elect Trustee Kathleen F. Feldstein    Mgmt       For         For
Term Trust Inc.                                         1.3 Elect Trustee Ralph L. Schlosstein     Mgmt       For         For

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Van Kampen            VMT     920909108   9/23/2005       1 Approve Merger of Funds                Mgmt       For         For
Municipal                                               2.1 Elect Director David C. Arch           Mgmt       For         For
Income Trust                                            2.2 Elect Director Jerry D. Choate         Mgmt       For         For
                                                        2.3 Elect Director Howard J Kerr           Mgmt       For         For
                                                        2.4 Elect Director Suzanne H. Woolsey      Mgmt       For         For

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Van Kampen            VKQ     920919107   6/23/2006     1.1 Elect Directors Linda Hutton Heagy     Mgmt       For         For
Municipal Trust                                         1.2 Elect Directors Wayne W. Whalen        Mgmt       For         For

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Van Kampen            VKL     92112M103   6/23/2006     1.1 Elect Directors R. Craig Kennedy       Mgmt       For         For
Select Sector                                           1.2 Elect Directors Jack E. Nelson         Mgmt       For         For
Municipal Trust

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Van Kampen Trust      VGM     920929106   6/23/2006     1.1 Elect Directors Linda Hutton Heagy     Mgmt       For         For
For Investment                                          1.2 Elect Directors Wayne W. Whalen        Mgmt       For         For
Grade Municipals

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Van Kampen Trust      VGM     920929106   9/23/2005       1 Approve Merger of Funds                Mgmt       For         For
For Investment
Grade Municipals

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Sit Tax-Free Income Fund, a series of Sit Mutual Funds II, Inc.
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By (Signature and Title)*  /s/ Paul E. Rasmussen, Vice President
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Date  August 25, 2006
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* Print the name and title of each signing officer under his or her signature.